Income Taxes (Balance Sheet Accounts) (Details) - USD ($) $ in Millions	Feb. 01, 2015	Feb. 02, 2014
Deferred Tax Assets, Net [Abstract]
Net Deferred Tax (Liabilities) Assets	$ (148)	$ 15
Other Current Assets [Member]
Deferred Tax Assets, Net [Abstract]
Net Deferred Tax (Liabilities) Assets	444	482
Other Assets [Member]
Deferred Tax Assets, Net [Abstract]
Net Deferred Tax (Liabilities) Assets	51	49
Other Accrued Expenses [Member]
Deferred Tax Assets, Net [Abstract]
Net Deferred Tax (Liabilities) Assets	(1)	(2)
Deferred Income Taxes [Member]
Deferred Tax Assets, Net [Abstract]
Net Deferred Tax (Liabilities) Assets	$ (642)	$ (514)